Sales and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sales And Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	Year ended December 31,	Year ended December 31,
	2021	2020

Payroll and related benefits (including share-based compensation)	1,036	576
Consulting and professional services	215	157
Travel	126	29
Advertising and promotion expenses	60	36
Sales commissions	60	57
Others	420	208
	1,917	1,063